Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 40,103	$ 38,847	$ 81,717	$ 78,248
UNITED STATES
Revenues	25,006	24,833	51,995	49,440
Germany
Revenues	2,095	2,291	4,259	4,962
Other Countries [Member]
Revenues	$ 13,002	$ 11,723	$ 25,463	$ 23,846